Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Raw materials and supplies	€ 1,175	€ 1,344
Work in process	408	414
Finished goods	1,287	1,439
Inventories	€ 2,870	€ 3,198